Financial assets and financial liabilities - Transfers of fair value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial assets and financial liabilities
Transfer of financial assets fair value from Level 1 to Level 2	$ 0	$ 0
Transfer of financial assets fair value from Level 2 to Level 1	0	0
Financial assets fair value transfer into Level 3	0	0
Financial assets fair value transfer out of Level 3	0	0
Transfer of financial liabilities fair value from Level 1 to Level 2	0	0
Transfer of financial liabilities fair value from Level 2 to Level 1	0	0
Financial liabilities fair value transfer into Level 3	0	0
Financial liabilities fair value transfer out of Level 3	$ 0	$ 0